Nature of the Business - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended						9 Months Ended		12 Months Ended
	Jan. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Percentage of workforce reduction	95.00%
Net losses attributable to common stockholders		$ (4,126)	$ (6,076)	$ (30,299)	$ (44,272)	$ (45,267)	$ (41,183)	$ (40,501)	$ (130,722)	$ (190,418)	$ (168,710)
Accumulated deficit		(696,694)						(696,694)		(656,193)	$ (465,775)
Cash, cash equivalents and short-term investments		$ 121,900						$ 121,900		$ 183,900
Subsequent Event
Percentage of workforce reduction	95.00%